Other Income (loss), Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income (loss), Net
Schedule of other income (loss), net

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Unrealized gain (loss) on marketable securities	180,112	911,873	(606,635)
Foreign exchange gain (loss)	64,650	(619,269)	(3,800,728)
Others	374,988	187,891	188,170

Total	619,750	480,495	(4,219,193)